REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Financial Information of The Company's Reportable Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues		$ 1,332,152	$ 1,015,542		$ 926,867
Operating income (loss)		150,071	134,176		166,106
Customer Engagement [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	1,051,350	754,398	[2]	688,060	[2]
Operating income (loss)	[1]	175,247	202,893	[2]	206,994	[2]
Financial Crime and Compliance [Member]
Segment Reporting Information [Line Items]
Revenues		280,802	261,144		238,807
Operating income (loss)		101,774	89,990		73,131
Not Allocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income (loss)		$ (126,951)	$ (158,707)		$ (114,019)

[1]	Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained following the above mentioned divestiture and integrated within the Customer Engagement operating segment.
[2]	Includes the results of companies which were acquired in 2017 and 2016 and are being integrated within the Customer Engagement segment.